Filed pursuant to Rule 497(e)

File Nos. 033-43089 and 811-06431

AMG FUNDS II

AMG Chicago Equity Partners Balanced Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Chicago Equity Partners Balanced Fund, a series of AMG Funds II (the “Fund”), contained in the Fund’s Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Current Share Class Name	New Share Class Name
Investor Class	Class N
Service Class	Class I
Institutional Class	Class Z

Effective immediately, shareholders of the Fund may exchange their shares of the Fund through AMG Funds LLC (the “Investment Manager”) for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of the Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Fund – AMG Chicago Equity Partners Balanced Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I	Class Z
Management Fee[1]	0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees	0.25%	None	None
Other Expenses[1]	0.35%	0.45%	0.35%

Total Annual Fund Operating Expenses	1.20%	1.05%	0.95%

Fee Waiver and Expense Reimbursements[2]	(0.11)%	(0.11)%	(0.11)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2]	1.09%	0.94%	0.84%

[1]	Expense information has been restated to reflect current fees.
[2]

AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution

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and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.84% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$111	$370	$649	$1,445
Class I	$96	$323	$569	$1,273
Class Z	$86	$292	$515	$1,156

The third paragraph of the section under “Summary of the Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information of the Fund’s Class N (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of any previously imposed front end or deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Service Class and Institutional Class shares of the Fund were renamed Class I and Class Z shares, respectively. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The information regarding investment minimums in the section under “Summary of the Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of the Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $25,000

Class Z

Regular Account: $5,000,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N and Class I (all accounts): $100

Class Z (all accounts): $1,000

The second paragraph of the sub-section “Fund Management” in the section “Additional Information About the Fund” is hereby deleted and replaced with the following:

The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Investment Manager serves as investment manager and administrator to the Fund and is responsible for the Fund’s overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to the Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Fund’s distributor. Except for distribution and shareholder service (12b-1) fees, the Distributor receives no compensation from the Fund for its services as distributor.

The penultimate paragraph of the sub-section “Fund Management” in the section “Additional Information About the Fund” is hereby deleted and replaced with the following:

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 0.60% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to CEP. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.

The sub-section “Choosing a Share Class – Investor Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS N SHARES

Class N shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class N’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Class N shares pay distribution (12b-1) fees of 0.25%. See below for more information on 12b-1 fees.

The sub-section “Choosing a Share Class – Service Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS I SHARES

Class I shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class I’s NAV. Shareholders may bear shareholder servicing fees of up to 0.10% for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class I shares do not pay distribution (12b-1) fees.

The sub-section “Choosing a Share Class – Institutional Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS Z SHARES

Class Z shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class Z’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class Z shares do not pay distribution (12b-1) fees.

In addition, effective as of October 1, 2016, the SAI will be revised as follows:

The third paragraph in the sub-section “Management and Subadvisory Agreements” in the section “Management of Funds” is hereby deleted and replaced with the following:

The Management Agreement provides that the Investment Manager is specifically responsible for the following advisory services:

•	supervising the general management and investment of the assets and securities portfolio of each Fund subject to and in accordance with the investment objective, policies and restrictions of each such Fund, and any directions which the Trustees may issue to the Investment Manager from time to time;

•	providing overall investment programs and strategies for the Trust, and more particularly for each Fund, revising such programs as necessary and monitoring and reporting periodically to the Trustees concerning the implementation of the programs;

•	evaluating subadvisors and advising the Trustees of the subadvisors which the Investment Manager believes are best suited to invest the assets of each Fund, monitoring and evaluating the investment performance of each subadvisor employed by each Fund, allocating the portion of each Fund’s assets to be managed by each subadvisor; recommending changes of or additional subadvisors when appropriate, coordinating the investment activities of the subadvisors, and compensating the subadvisors; and

•	rendering regular reports to the Trust, at regular meetings of the Trustees, of, among other things, the decisions which it has made with respect to the allocation of assets among subadvisors.

The following replaces similar disclosure in the sub-section “Compensation of the Investment Manager and the Subadvisors” in the section “Management of the Funds:”

Fund	Investment Management Fee
Balanced Fund	0.60%

The last paragraph in the sub-section “Expense Limitations” in the section “Management of the Funds” is hereby deleted and replaced with the following:

The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an administration agreement between the Trust and the Investment Manager. For more information about the administration agreement, see “Administrative Services; Distribution Agreements” below.

The first paragraph of the sub-section “Administrative Services; Distribution Agreements” in the section “Management of the Funds” is hereby deleted and replaced with the following:

Effective October 1, 2016, the Investment Manager entered an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Funds. Under the Fund Administration Agreement, the Investment Manager also serves as administrator of the Funds and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Funds. For these services, each Fund will pay the Investment Manager 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Investment Manager.

The third paragraph of the sub-section “Administrative Services; Distribution Agreements” in the section “Management of the Funds” is hereby deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 033-43089 and 811-06431

AMG FUNDS II

AMG Managers High Yield Fund

AMG GW&K Enhanced Core Bond Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers High Yield Fund and AMG GW&K Enhanced Core Bond Fund, each a series of AMG Funds II (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, the following share class names will change, and all references in the Prospectus and SAI will be superseded as follows:

Fund	Current Share Class Name	New Share Class Name
AMG Managers High Yield Fund	Investor Class	Class N
AMG Managers High Yield Fund	Institutional Class	Class I

AMG GW&K Enhanced Core Bond Fund	Investor Class	Class N
AMG GW&K Enhanced Core Bond Fund	Service Class	Class S
AMG GW&K Enhanced Core Bond Fund	Institutional Class	Class I

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Funds - AMG Managers High Yield Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class N	Class I
Redemption/Exchange Fee (as a percentage of the amount redeemed, if applicable, within 90 days of purchase)	2.00%	2.00%

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Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class I
Management Fee[1]	0.55%	0.55%
Distribution and Service (12b-1) Fees	0.25%	None
Other Expenses[1]	0.68%	0.68%
Acquired Fund Fees and Expenses	0.01%	0.01%

Total Annual Fund Operating Expenses[2]	1.49%	1.24%

Fee Waiver and Expense Reimbursements[3]	(0.33)%	(0.33)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	1.16%	0.91%

[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]	AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.90% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$118	$439	$782	$1,751
Class I	$93	$361	$649	$1,471

The second paragraph of the section under “Summary of the Funds – AMG Managers High Yield Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Institutional Class shares of the Fund were renamed Class I shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The information regarding investment minimums in the section under “Summary of the Fund – AMG Managers High Yield Fund” titled “Buying and Selling Fund Shares” is hereby deleted and replaced with the following, and all other references in the Prospectus to the investment minimums of AMG Managers High Yield Fund will be superseded with references to the following amounts:

Buying and Selling Fund Shares

Initial Investment Minimum

Class N

Regular Account: $2,000

Individual Retirement Account: $1,000

Class I

Regular Account: $100,000

Individual Retirement Account: $50,000

Additional Investment Minimum

Class N (all accounts): $100

Class I (all accounts): $1,000

The sections under “Summary of the Funds – AMG GW&K Enhanced Core Bond Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

Class C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the offering price or redemption proceeds)[1]	1.00%

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class N	Class S	Class C	Class I
Management Fee	0.45%	0.45%	0.45%	0.45%
Distribution and Service (12b-1) Fees	0.25%	None	1.00%	None
Other Expenses[2]	0.32%	0.42%	0.32%	0.32%

Total Annual Fund Operating Expenses	1.02%	0.87%	1.77%	0.77%

Fee Waiver and Expense Reimbursements[3]	(0.18)%	(0.18)%	(0.18)%	(0.18)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[3]	0.84%	0.69%	1.59%	0.59%

[1]	Class C shares of the Fund are closed to purchases. Because Class C shares have been closed for longer than one year, the deferred sales charge (load) does not apply to the sales of Class C shares currently outstanding.
[2]	Expense information has been restated to reflect current fees.
[3]

AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.59% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N	$86	$307	$546	$1,232
Class S	$70	$260	$465	$1,056
Class C	$162	$540	$943	$2,069
Class I	$60	$228	$410	$937

The figures shown above for Class N, Class S and Class I shares would be the same whether you sold your shares at the end of a period or kept them. For Class C shares, you would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years
Class C	$162	$540	$943	$2,069

The third paragraph of the section under “Summary of the Funds – AMG GW&K Enhanced Core Bond Fund” titled “Performance” is hereby deleted and replaced with the following:

The performance information for the Fund’s Class N shares (formerly Investor Class shares, which were renamed Class N shares on October 1, 2016 (formerly Class A shares, which were renamed Investor Class shares on December 1, 2012)) in the bar chart, and for periods prior to December 1, 2012 in the table below, does not reflect the impact of the front end and deferred sales charges (loads) that were in effect until December 1, 2012. Effective October 1, 2016, outstanding Service Class and Institutional Class shares of the Fund were renamed Class S and Class I shares, respectively. The performance information for the Fund’s Class C shares for periods prior to May 1, 2005 in the table below does not reflect the 1% sales load that was in effect until May 1, 2005. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The second paragraph of the sub-section “Fund Management” in the section “Additional Information About the Fund” is hereby deleted and replaced with the following:

The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Investment Manager serves as investment manager and administrator to the

Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to each Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor. Except for distribution and shareholder service (12b-1) fees, the Distributor receives no compensation from the Funds for its services as distributor.

The last two paragraphs of the sub-section “Fund Management – AMG Managers High Yield Fund” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

The Fund is obligated by its investment management agreement to pay an annual management fee to the Investment Manager of 0.55% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to JPMorgan. Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.

The last paragraph of the sub-section “Fund Management – AMG GW&K Enhanced Core Bond Fund” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

Under a separate Administration Agreement with the Fund, the Investment Manager provides a variety of administrative services to the Fund and receives an administrative fee from the Fund for these services of 0.15% of the Fund’s average daily net assets.

The sub-section “Choosing a Share Class – Investor Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS N SHARES

Class N shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class N’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. Shareholders of Class N shares pay distribution (12b-1) fees of 0.25%. See below for more information on 12b-1 fees.

The sub-section “Choosing a Share Class – Service Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS S SHARES – AMG GW&K ENHANCED CORE BOND FUND

Class S shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class S’s NAV. Shareholders may bear shareholder servicing fees of up to 0.10% with respect to AMG GW&K Enhanced Core Bond Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class S shares do not pay distribution (12b-1) fees.

The sub-section “Choosing a Share Class – Institutional Class Shares” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

CLASS I SHARES

Class I shares have no up-front sales charges or deferred sales charges. Your entire amount invested purchases Fund shares at the Class I’s NAV. Shareholders do not bear shareholder servicing fees for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks, and trust companies. See “Investing Through an Intermediary” below for more information on shareholder servicing fees paid to financial intermediaries. The Class I shares do not pay distribution (12b-1) fees.

In addition, effective as of October 1, 2016, the SAI will be revised as follows:

The third paragraph in the sub-section “Management and Subadvisory Agreements” in the section “Management of Funds” is hereby deleted and replaced with the following:

The Management Agreement provides that the Investment Manager is specifically responsible for the following advisory services:

•	supervising the general management and investment of the assets and securities portfolio of each Fund subject to and in accordance with the investment objective, policies and restrictions of each such Fund, and any directions which the Trustees may issue to the Investment Manager from time to time;

•	providing overall investment programs and strategies for the Trust, and more particularly for each Fund, revising such programs as necessary and monitoring and reporting periodically to the Trustees concerning the implementation of the programs;

•	evaluating subadvisors and advising the Trustees of the subadvisors which the Investment Manager believes are best suited to invest the assets of each Fund, monitoring and evaluating the investment performance of each subadvisor employed by each Fund, allocating the portion of each Fund’s assets to be managed by each subadvisor; recommending changes of or additional subadvisors when appropriate, coordinating the investment activities of the subadvisors, and compensating the subadvisors; and

•	rendering regular reports to the Trust, at regular meetings of the Trustees, of, among other things, the decisions which it has made with respect to the allocation of assets among subadvisors.

The following replaces similar disclosure in the sub-section “Compensation of the Investment Manager and the Subadvisors” in the section “Management of the Funds:”

Fund	Investment Management Fee
High Yield Fund	0.55%

The last paragraph in the sub-section “Expense Limitations” in the section “Management of the Funds” is hereby deleted and replaced with the following:

The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an administration agreement between the Trust and the Investment Manager. For more information about the administration agreement, see “Administrative Services; Distribution Agreements” below.

The first paragraph of the sub-section “Administrative Services; Distribution Agreements” in the section “Management of the Funds” is hereby deleted and replaced with the following:

Effective October 1, 2016, the Investment Manager entered an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Funds. Under the Fund Administration Agreement, the Investment Manager also serves as administrator of the Funds and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Funds. For these services, each Fund will pay the Investment Manager 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Investment Manager.

The third paragraph of the sub-section “Administrative Services; Distribution Agreements” in the section “Management of the Funds” is hereby deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

Filed pursuant to Rule 497(e)

File Nos. 033-43089 and 811-06431

AMG FUNDS II

AMG Managers Short Duration Government Fund

AMG Managers Intermediate Duration Government Fund

Supplement dated September 30, 2016 to the

Prospectus and Statement of Additional Information dated May 1, 2016, as supplemented July 28, 2016 and August 26, 2016

The following information supplements and supersedes any information to the contrary relating to AMG Managers Short Duration Government Fund and AMG Managers Intermediate Duration Government Fund, each a series of AMG Funds II (each, a “Fund” and collectively, the “Funds”), contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (“SAI”), dated and supplemented as noted above.

Effective as of October 1, 2016, the name of AMG Managers Short Duration Government Fund will be changed to AMG Managers Amundi Short Duration Government Fund and shares of AMG Managers Short Duration Government Fund’s sole class will be reclassified and redesignated as Class S shares. All references in the Prospectus and SAI to AMG Managers Short Duration Government Fund will be superseded with references to AMG Managers Amundi Short Duration Government Fund and all references to AMG Managers Short Duration Government Fund’s sole class will be superseded with references to Class S shares.

Effective as of October 1, 2016, the name of AMG Managers Intermediate Duration Government Fund will be changed to AMG Managers Amundi Intermediate Government Fund and shares of AMG Managers Intermediate Duration Government Fund’s sole class will be reclassified and redesignated as Class S shares. All references in the Prospectus and SAI to AMG Managers Intermediate Duration Government Fund will be superseded with references to AMG Managers Amundi Intermediate Government Fund and all references to AMG Managers Intermediate Duration Government Fund’s sole class will be superseded with references to Class S shares.

Effective immediately, shareholders of the Funds may exchange their shares of the Funds through AMG Funds LLC (the “Investment Manager”) for Agency shares of the JPMorgan U.S. Government Money Market Fund. There is no minimum purchase requirement to exchange into the JPMorgan U.S. Government Money Market Fund if you exchange out of a Fund through the Investment Manager. All references in the Prospectus and SAI to the JPMorgan Liquid Assets Money Market Fund are hereby replaced with references to the JPMorgan U.S. Government Money Market Fund.

In addition, effective as of October 1, 2016, the Prospectus will be revised as follows:

The sections under “Summary of the Funds – AMG Managers Short Duration Government Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee[1]	0.40%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.39%
Acquired Fund Fees and Expenses	0.01%

Total Annual Fund Operating Expenses[2]	0.80%

[1]	Expense information has been restated to reflect current fees.

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[2]	The Total Annual Fund Operating Expenses do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$82	$255	$444	$990

The first paragraph of the section under “Summary of the Funds – AMG Managers Short Duration Government Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund’s sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The sections under “Summary of the Funds – AMG Managers Intermediate Duration Government Fund” titled “Fees and Expenses of the Fund” and “Expense Example” are hereby deleted and replaced with the following:

Fees and Expenses of the Fund

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

Class S
Management Fee[1]	0.48%
Distribution and Service (12b-1) Fees	None
Other Expenses[1]	0.42%
Acquired Fund Fees and Expenses	0.05%

Total Annual Fund Operating Expenses[2]	0.95%

Fee Waiver and Expense Reimbursements[3]	(0.01)%

Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements[2,3]	0.94%

[1]	Expense information has been restated to reflect current fees.
[2]	The Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements do not correlate to the ratios of expenses to average net assets in the Financial Highlights section of this Prospectus, which reflect only the operating expenses of the Fund and do not include fees and expenses of any acquired fund.
[3]

AMG Funds LLC (the “Investment Manager”) has contractually agreed, through at least May 1, 2017, to waive management fees and/or reimburse the Fund’s expenses in order to limit Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), brokerage commissions and other transaction costs, acquired fund fees and expenses, and extraordinary expenses) of the Fund to the annual rate of 0.89% of the Fund’s average daily net assets, subject to later reimbursement by the Fund in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the investment manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the AMG Funds II Board of Trustees or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Expense Example

This Example will help you compare the cost of investing in the Fund to the cost of investing in other mutual funds. The Example makes certain assumptions. It assumes that you invest $10,000 as an initial investment in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. It also assumes that your investment has a 5% total return each year and the Fund’s operating expenses remain the same. The Example includes the Fund’s contractual expense limitation through May 1, 2017. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class S	$96	$302	$525	$1,165

The first paragraph of the section under “Summary of the Funds – AMG Managers Intermediate Duration Government Fund” titled “Performance” is hereby deleted and replaced with the following:

The following performance information illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s performance compares to that of a broad-based securities market index and an additional index that more appropriately reflects the Fund’s investments. As always, past performance of the Fund (before and after taxes) is not an indication of how the Fund will perform in the future. Effective October 1, 2016, outstanding shares of the Fund’s sole share class were reclassified and redesignated as Class S shares. To obtain updated performance information please visit www.amgfunds.com or call 800.835.3879.

The first paragraph of the sub-section “AMG Managers Short Duration Government Fund – Additional Information About the Fund’s Expenses and Performance” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class S shares are authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class S shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table. Please see “Your Account” below for more information on the Fund’s shareholder servicing fees.

The first paragraph of the sub-section “AMG Managers Intermediate Duration Government Fund – Additional Information About the Fund’s Expenses and Performance” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

Under “Fees and Expenses of the Fund” in the Fund’s summary section, because Class S shares are authorized to pay up to 0.15% in shareholder servicing fees, Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements may fluctuate from year-to-year based on the actual amount of shareholder servicing fees incurred. Shareholder servicing fees paid by Class S shares are reflected in “Other Expenses” in the Annual Fund Operating Expenses table. Please see “Your Account” below for more information on the Fund’s shareholder servicing fees.

The second paragraph of the sub-section “Fund Management” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

The Investment Manager, located at 600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830, is a subsidiary of Affiliated Managers Group, Inc. (“AMG”), located at 777 South Flagler Drive, West Palm Beach, Florida 33401. The Investment Manager serves as investment manager and administrator to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager also monitors the performance, security holdings, and investment strategies of the Subadvisor to each Fund. The Distributor, a wholly owned subsidiary of the Investment Manager, serves as the Funds’ distributor. The Distributor receives no compensation from the Funds for its services as distributor.

The fourth paragraph of the sub-section “Fund Management – AMG Managers Short Duration Government Fund AMG Managers Intermediate Duration Government Fund” in the section “Additional Information About the Funds” is hereby deleted and replaced with the following:

AMG Managers Amundi Short Duration Government Fund is obligated by its Fund Management Agreement to pay an annual management fee to the Investment Manager of 0.40% of the average daily net assets of the Fund. AMG Managers Amundi Intermediate Government Fund is obligated by its Fund Management Agreement to pay an annual management fee to the Investment Manager of 0.48% of the average daily net assets of the Fund. The Investment Manager, in turn, pays a portion of this fee to Amundi Smith Breeden for its services as Subadvisor to each Fund. Under a separate Administration Agreement with the Funds, the Investment Manager provides a variety of administrative services to each Fund and receives an administrative fee from such Fund for these services of 0.15% of such Fund’s average daily net assets.

The first sentence of the sub-section “Your Account” in the section “Shareholder Guide” is hereby deleted and replaced with the following:

As an investor, you may bear shareholder servicing fees of up to 0.15% with respect to shares of each Fund for shareholder servicing provided by financial intermediaries, such as broker-dealers (including fund supermarket platforms), banks and trust companies.

In addition, effective as of October 1, 2016, the SAI will be revised as follows:

The third paragraph in the sub-section “Management and Subadvisory Agreements” in the section “Management of Funds” is hereby deleted and replaced with the following:

The Management Agreement provides that the Investment Manager is specifically responsible for the following advisory services:

•	supervising the general management and investment of the assets and securities portfolio of each Fund subject to and in accordance with the investment objective, policies and restrictions of each such Fund, and any directions which the Trustees may issue to the Investment Manager from time to time;

•	providing overall investment programs and strategies for the Trust, and more particularly for each Fund, revising such programs as necessary and monitoring and reporting periodically to the Trustees concerning the implementation of the programs;

•	evaluating subadvisors and advising the Trustees of the subadvisors which the Investment Manager believes are best suited to invest the assets of each Fund, monitoring and evaluating the investment performance of each subadvisor employed by each Fund, allocating the portion of each Fund’s assets to be managed by each subadvisor; recommending changes of or additional subadvisors when appropriate, coordinating the investment activities of the subadvisors, and compensating the subadvisors; and

•	rendering regular reports to the Trust, at regular meetings of the Trustees, of, among other things, the decisions which it has made with respect to the allocation of assets among subadvisors.

The following replaces similar disclosure in the sub-section “Compensation of the Investment Manager and the Subadvisor” in the section “Management of the Funds:”

Fund	Investment Management Fee
Short Duration Fund	0.40%
Intermediate Duration Fund	0.48%

The last paragraph in the sub-section “Expense Limitations” in the section “Management of the Funds” is hereby deleted and replaced with the following:

The Investment Manager also serves as the administrator to the Funds and receives compensation from the Trust pursuant to an administration agreement between the Trust and the Investment Manager. For more information about the administration agreement, see “Administrative Services; Distribution Agreements” below.

The first paragraph of the sub-section “Administrative Services; Distribution Agreements” in the section “Management of the Funds” is hereby deleted and replaced with the following:

Effective October 1, 2016, the Investment Manager entered an Amended and Restated Administration Agreement (the “Fund Administration Agreement”) with the Trust on behalf of the Funds. Under the Fund Administration Agreement, the Investment Manager also serves as administrator of the Funds and is responsible for certain aspects of managing the Funds’ operations, including administration and shareholder servicing. The administrative and shareholder services to be provided include, but are not limited to, processing and/or coordinating Fund share purchases and redemptions, responding to inquiries from shareholders, providing omnibus level support for financial intermediaries who perform sub-accounting for shares held of record by financial intermediaries for the benefit of other beneficial owners and other general and administrative responsibilities for the Funds. For these services, each Fund will pay the Investment Manager 0.15% of its average daily net assets per annum. The Fund Administration Agreement generally may be terminated by the Investment Manager upon at least 60 days’ prior written notice to the Trust, and by the Trust upon at least 60 days’ prior written notice to the Investment Manager.

The third paragraph of the sub-section “Administrative Services; Distribution Agreements” in the section “Management of the Funds” is hereby deleted in its entirety.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE